(2) Significant Accounting Policies: Inventory: Schedule of Inventory, Current (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Inventory, Current
	June 30,	September 30,
	2013	2012
Raw materials	$ 635,721	$ 822,566
Reserve for damaged or obsolete inventory	(192,000)	(192,000)
Total inventory, net of reserves	$ 443,721	$ 630,566

Scenario, Previously Reported
Tables/Schedules
Schedule of Inventory, Current
	2012	2011
Raw materials	$ 822,566	$ 706,795
Reserve for damaged or obsolete inventory	(192,000)	(127,016)
Total inventory, net of reserves	$ 630,566	$ 579,779